UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21552
                                                     ---------

                     J.P. Morgan Multi-Strategy Fund, L.L.C.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                            245 Park Avenue, Floor 3
                               New York, NY 10167
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Ronan O'Comhrai, Esq.
                 J.P. Morgan Alternative Asset Management, Inc.
                            245 Park Avenue, Floor 8
                               New York, NY 10167
               --------------------------------------------------
                     (Name and address of agent for service)

                                    Copy to:
                             Karen H. McMillan, Esq.
                           Wilkie Farr & Gallagher LLP
                               1875 K Street, N.W.
                           Washington, D.C. 20006-1238

        Registrant's telephone number, including area code: 212-648-1953
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                   Date of reporting period: December 31, 2006
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                             Schedule of Investments
                                December 31, 2006
                                   (Unaudited)


                                                                                                           % OF
                                                                                                          MEMBERS'
STRATEGY                        INVESTMENT FUND                             COST         FAIR VALUE       CAPITAL      LIQUIDITY
--------                        ---------------                        ------------     ------------      --------   -------------
Distressed Securities           Ore Hill Fund, L.P.                       3,095,000        4,303,398         2.71%   Semi-Annually
Distressed Securities           Strategic Value Restructuring
                                   Fund, L.P.                             6,700,000        8,920,634         5.62%      Annually
                                                                       ------------     ------------       ------

                                TOTAL                                     9,795,000       13,224,032         8.33%
                                                                       ------------     ------------       ------

Long/Short Equities             Black Bear Fund I, L.P.                   5,084,000        5,944,859         3.75%     Quarterly
Long/Short Equities             Eastern Advisor Fund, L.P.                  324,351          320,345         0.19%    Side Pocket
Long/Short Equities             Glenview Institutional Partners, L.P.     4,328,952        5,565,793         3.51%     Quarterly
Long/Short Equities             Lansdowne European Long Only, L.P.        4,400,000        4,977,191         3.14%     Quarterly
Long/Short Equities             Narragansett I, L.P.                         11,743            9,192         0.01%    Side Pocket
Long/Short Equities             PMA Prospect Fund                         7,750,000        7,821,925         4.93%      Monthly
Long/Short Equities             Tremblant Concentrated Fund, L.P.         5,000,000        4,897,863         3.09%      Annually
Long/Short Equities             ValueAct Capital Partners, L.P.           5,750,000        6,261,062         3.95%      Annually
Long/Short Equities             ValueAct Capital Partners III, L.P.       3,500,000        3,466,422         2.19%      Annually
Long/Short Equities             Whitney New Japan Partners, L.P.          6,190,234        6,167,068         3.89%     Quarterly
                                                                       ------------     ------------       ------

                                TOTAL                                    42,339,280       45,431,720        28.65%
                                                                       ------------     ------------       ------

Merger Arbitrage/Event Driven   Deephaven Event Fund, LLC                 8,500,000       11,372,965         7.17%      Monthly
Merger Arbitrage/Event Driven   Magnetar Capital Fund, L.P.               6,000,000        6,527,515         4.12%   Semi-Annually
Merger Arbitrage/Event Driven   Pendragon Lancelot II Fund, LLC           5,240,000        7,348,531         4.63%     Quarterly
                                                                       ------------     ------------       ------

                                TOTAL                                    19,740,000       25,249,011        15.92%
                                                                       ------------     ------------       ------

Opportunistic                   Brevan Howard, L.P.                       4,684,000        5,468,679         3.45%      Monthly
Opportunistic                   Red Kite Compass Fund, L.P.               3,500,000        4,549,135         2.87%     Quarterly
                                                                       ------------     ------------       ------

                                TOTAL                                     8,184,000       10,017,814         6.32%
                                                                       ------------     ------------       ------

Relative Value                  Aviator Partners, L.P.                        8,179            3,982         0.00%     Quarterly
Relative Value                  BAM Opportunity, L.P.                     7,750,000        7,849,603         4.95%     Quarterly
Relative Value                  Black River Commodity
                                   Mutli-Strategy Fund, LLC               4,200,000        4,508,604         2.84%   Semi-Annually
Relative Value                  D.E. Shaw Composite Fund, LLC             7,600,000        9,055,903         5.71%     Quarterly
Relative Value                  D.E. Shaw Oculus Fund, LLC                3,750,000        5,448,648         3.44%     Quarterly
Relative Value                  DKR Sound Shore Oasis Fund, L.P.          6,371,533        7,663,975         4.83%     Quarterly
Relative Value                  Evolution M Fund, L.P.                    7,973,000        8,558,993         5.40%     Quarterly
Relative Value                  Hudson Bay Fund, L.P.                     4,250,000        4,378,723         2.76%     Quarterly
Relative Value                  QVT Associates, L.P.                      6,098,000        7,785,876         4.91%     Quarterly
Relative Value                  Red Kite Metals Fund, LLC                 4,250,000        5,898,351         3.72%     Quarterly
                                                                       ------------     ------------       ------

                                TOTAL                                    52,250,712       61,152,658        38.56%
                                                                       ------------     ------------       ------

Short Selling                   Copper River Partners, L.P.               2,468,000        2,678,154         1.69%      Annually
Short Selling                   Kingsford Capital Partners, L.P.          5,565,000        5,571,885         3.51%     Quarterly
                                                                       ------------     ------------       ------

                                TOTAL                                     8,033,000        8,250,039         5.20%
                                                                       ------------     ------------       ------


                                TOTAL INVESTMENTS                      $140,341,992      163,325,274       102.98%
                                                                       ============

                                Other Assets, less Liabilities                            (4,718,647)       (2.98%)
                                                                                        ------------       ------

                                MEMBERS' CAPITAL                                        $158,606,627       100.00%
                                                                                        ============       ======

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                       Schedule of Investments (Concluded)
                                December 31, 2006
                                   (Unaudited)


              INVESTMENT OBJECTIVE AS A PERCENTAGE OF INVESTMENTS

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


       Distressed Securities                                   8.10%
       Long/Short Equities                                    27.82%
       Merger Arbitrage/Event Driven                          15.46%
       Opportunistic                                           6.13%
       Relative Value                                         37.44%
       Short Selling                                           5.05%
       -------------------------------------------------------------
       Total                                                 100.00%


THE INVESTMENTS IN INVESTMENT FUNDS SHOWN ABOVE, REPRESENTING 102.98% OF MEMBERS' CAPITAL, HAVE BEEN VALUED AT FAIR VALUE. THE BOARD OF DIRECTORS HAS APPROVED PROCEDURES PURSUANT TO WHICH THE FUND VALUES ITS INVESTMENTS IN INVESTMENT FUNDS AT FAIR VALUE.

None of the Investment Funds are related parties. The management agreements of the general partners/managers provide for compensation to such general partners/managers in the form of fees ranging from 1% to 3% annually of net assets and incentive fees of 20% to 30% of net profits earned.

At December 31, 2006, the estimated cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation on investments was $23,240,918 and gross unrealized depreciation was $257,636, resulting in net unrealized appreciation on investments of $22,983,282.


ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     J.P. Morgan Multi-Strategy Fund, L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Lawrence M. Unrein
                         -------------------------------------------------------
                           Lawrence M. Unrein, Principal Executive Officer (principal executive officer)

Date             February 26, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Lawrence M. Unrein
                         -------------------------------------------------------
                           Lawrence M. Unrein, Principal Executive Officer (principal executive officer)

Date             February 26, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Thomas J. DiVuolo
                         -------------------------------------------------------
                           Thomas J. DiVuolo, Principal Financial Officer (principal financial officer)

Date             February 26, 2007
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.